Income tax - Income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total tax expense
Deferred tax benefit/(expense)	₽ (420)	₽ 128	₽ (57)
Income tax expense for the year	(3,119)	(2,513)	(1,751)
Continuing and discontinued operations
Total tax expense
Current income tax expense	(2,498)	(1,620)	(818)
Deferred tax benefit/(expense)	(420)	128	(57)
Income tax expense for the year	₽ (2,918)	₽ (1,492)	₽ (875)